Profit Sharing Plan	12 Months Ended
Dec. 31, 2012
Profit Sharing Plan [Abstract]
Profit Sharing Plan
13.	Profit Sharing Plan

In 1999, the Company adopted a defined contribution profit sharing plan under Section 401(k) of the Internal Revenue Code.  The plan covers substantially all of the employees and allows discretionary Company contributions.  Annually, the Board of Directors approves a discretionary contribution in addition to matching 50% of employee contributions up to a maximum of 6% of the employee's wages.
The total cost of the profit sharing plan for 2012, 2011, and 2010, was $163,198, $163,807, and $165,027.